Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties’ Franchisees - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Yudu Jiuzi New Energy Automobile Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties’ Franchisees [Line Items]
Accounts payable	$ 6,970	$ 6,986
Related Party [Member]
Related Party Transactions (Details) - Schedule of Accounts Payable to Related Parties’ Franchisees [Line Items]
Accounts payable	$ 6,970	$ 6,986